Segment information and revenue - Interest and commission income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Virtual Bank Business
Segment information and revenue
Interest and commission income	¥ 145,917	¥ 106,540	¥ 34,320